LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED JUNE 10, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2010 OF

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

AND LEGG MASON WESTERN ASSET GOVERNMENT SECURITIES FUND

The following replaces corresponding information in the Statement of Additional information under the section entitled “Portfolio Managers” and the sub-sections thereunder entitled “Other Accounts Managed by Portfolio Managers” and “Portfolio Managers Securities Ownership”:

Portfolio Managers

The following table sets forth certain additional information with respect to the portfolio managers for each of the funds. Unless noted otherwise, all information is provided as of December 31, 2009.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which the portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated.

Data for registered investment companies is shown based on the specific portfolio managers that are named in the applicable disclosure documents. Data for other pooled investment vehicles and other accounts is reported based on Western Asset’s practice of naming a particular individual to maintain oversight responsibility for each vehicle/account. Where the named individual has been assigned primary responsibility for oversight of an other pooled investment vehicle or other account, that vehicle/account has been allocated to that individual for disclosure purposes, but not other portfolio managers that may be involved in managing that vehicle/account.

Fund	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Corporate Bond Fund	S. Kenneth Leech	108 registered investment companies with approximately $183.7 billion in total assets under management (none of which charges a performance fee)	229 other pooled investment vehicles with approximately $107.7 billion in total assets under management (of which 6 other pooled investment vehicles with approximately $1.1 billion in total assets under management charge a performance fee)	832 other accounts with approximately $190.2 billion in total assets under management (of which 93 other accounts with approximately $24.2 billion in total assets under management charge a performance fee)

Fund	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	Stephen A. Walsh	108 registered investment companies with approximately $183.7 billion in total assets under management (none of which charges a performance fee)	229 other pooled investment vehicles with approximately $107.7 billion in total assets under management (of which 6 other pooled investment vehicles with approximately $1.1 billion in total assets under management charge a performance fee)	832 other accounts with approximately $190.2 billion in total assets under management (of which 93 other accounts with approximately $24.2 billion in total assets under management charge a performance fee)

	Ryan K. Brist	5 registered investment companies with approximately $0.9 billion in total assets under management (none of which charges a performance fee)	4 other pooled investment vehicles with approximately $0.39 billion in total assets under management (of which 1 other pooled investment vehicle with approximately $0.1 billion in total assets under management charges a performance fee)	19 other accounts with approximately $6.2 billion in total assets under management (of which 2 other accounts with approximately $0.2 billion in total assets under management charge a performance fee)

Government Securities Fund	S. Kenneth Leech	108 registered investment companies with approximately $183.7 billion in total assets under management (none of which charges a performance fee)	229 other pooled investment vehicles with approximately $107.7 billion in total assets under management (of which 6 other pooled investment vehicles with approximately $1.1 billion in total assets under management charge a performance fee)	832 other accounts with approximately $190.2 billion in total assets under management (of which 93 other accounts that charge a performance fee with approximately $24.2 billion in total assets under management charge a performance fee)

	Stephen A. Walsh	108 registered investment companies with approximately $183.7 billion in total assets under management (none of which charges a performance fee)	229 other pooled investment vehicles with approximately $107.7 billion in total assets under management (of which 6 other pooled investment vehicles with approximately $1.1 billion in total assets under management charge a performance fee)	832 other accounts with approximately $190.2 billion in total assets under management (of which 93 other accounts with approximately $24.2 billion in total assets under management charge a performance fee)

Fund	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	Mark S. Lindbloom	28 registered investment companies with approximately $24.3 billion in total assets under management (none of which charges a performance fee)	3 other pooled investment vehicles with approximately $0.1 billion in total assets under management (none of which charges a performance fee)	48 other accounts with approximately $14.9 billion in total assets under management (of which 4 other accounts with approximately $2.9 billion in total assets under management charge a performance fee)

	Ronald D. Mass	2 registered investment companies with approximately $0.3 billion in total assets under management (neither of which charges a performance fee)	10 other pooled investment vehicles with approximately $1.7 billion in total assets under management (of which 3 other pooled investment vehicles with approximately $0.6 in total assets under management charge a performance fee)	3 other accounts with approximately $0.3 billion in total assets under management (none of which charges a performance fee)

Portfolio Manager Securities Ownership

The table below identifies ownership of portfolio securities by each portfolio manager as of December 31, 2009.

Fund	Portfolio Manager	Dollar Range of Ownership of Securities ($)
Corporate Bond Fund	S. Kenneth Leech	None
	Stephen A. Walsh	None
	Ryan K. Brist	None

Government Securities Fund	S. Kenneth Leech	None
	Stephen A. Walsh	None
	Mark S. Lindbloom	None
	Ronald D. Mass	None

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